UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811- 4765

Dreyfus New York AMT-Free Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end: 11/30

Date of reporting period: 11/30/12

FORM N-CSR

Item 1. Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
28	Financial Highlights
31	Notes to Financial Statements
41	Report of Independent Registered Public Accounting Firm
42	Important Tax Information
43	Information About the Renewal of the Fund’s Management Agreement
48	Board Members Information
50	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
New York AMT-Free
Municipal Bond Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus New York AMT-Free Municipal Bond Fund, covering the 12-month period from December 1, 2011, through November 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The municipal bond market generally advanced over the past year in response to positive supply-and-demand dynamics, improving credit conditions, and investors’ changing expectations of global and domestic economic conditions.While monthly variations in economic data were pronounced, the longer-term pace of U.S. economic growth has been relatively consistent at about half the average rate achieved in prior recoveries. However, a number of macroeconomic headwinds remain, including uncertainty regarding U.S. fiscal and tax policies and the ongoing effects of the European financial crisis.

In light of these factors, the U.S. economic recovery appears likely to persist at subpar levels over the first half of 2013. However, the nation’s easy monetary policy and a favorable resolution of the fiscal debate may prompt corporate decision-makers to increase capital spending, which could have positive implications for the U.S. economy and most states’ fiscal conditions later in the year.As always, we encourage you to stay in touch with your financial advisor as new developments unfold.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
December 17, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2011, through November 30, 2012, as provided by Thomas Casey and David Belton, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended November 30, 2012, Dreyfus New York AMT-Free Municipal Bond Fund’s Class A, Class C and Class I shares produced total returns of 10.39%, 9.55% and 10.65%, respectively.1 The Barclays Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 10.17% for the same period.2

Falling long-term interest rates and favorable supply-and-demand dynamics continued to support municipal bond prices over the reporting period.The fund’s Class A and Class I shares produced higher returns than its benchmark, primarily due to the benefits of overweight exposure to revenue-backed bonds.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal, NewYork state and New York city income taxes to the extent consistent with the preservation of capital. To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes.The fund also seeks to provide income exempt from the federal alternative minimum tax. The fund will invest at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.We actively trade among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Supply-and-Demand Dynamics Supported Municipal Bonds

Most U.S. financial markets were rallying at the start of the reporting period amid domestic employment gains and a quantitative easing program in Europe. Investors grew more tolerant of risks, focusing more on underlying fundamentals and less on macroeconomic developments.These positive influences were called into question during the spring, when the U.S. labor market’s rebound slowed and measures designed to relieve fiscal pressures in Europe encountered resistance.Although these headwinds temporarily sparked a flight to perceived safe havens, municipal bonds generally remained strong across the credit-quality range, in part due to robust demand from investors seeking higher levels of after-tax income.

Municipal bond prices also responded positively to falling long-term interest rates stemming from quantitative easing and other stimulative measures by the Federal Reserve Board over the summer. Meanwhile, new issuance volumes remained relatively low when political pressure led to less borrowing for capital projects. Instead, municipalities primarily issued new bonds to refinance older debt, resulting in a net decrease in the national supply of tax-exempt securities. From a credit quality perspective, NewYork has continued to shore up its credit fundamentals by making the difficult decisions required to balance its budget and reform its tax code.

In this environment, lower-rated and longer maturity municipal bonds led the market higher, while highly rated and shorter-term securities generally lagged market averages.

Revenue Bonds Supported Relative Performance

The fund’s relative performance was buoyed by overweight exposure to bonds backed by revenues from municipal projects, including those issued to finance the state’s hospitals, water systems and educational facilities. In addition, the fund’s returns were boosted by bonds backed by revenues from transportation projects and the state’s settlement of litigation with U.S. tobacco companies.The fund’s duration posture also contributed positively to relative performance, as a relatively long average duration increased its participation in gains at the longer end of the market’s maturity spectrum.

These positive factors were partly offset by an overweighted position in Puerto Rico municipal bonds, which are tax-exempt for residents of most states. Puerto Rico bonds suffered amid a weak local economy and rising fiscal pressures from unfunded pension liabilities.The fund also was hurt by underweight exposure to bonds backed by industrial development projects.

Adjusting to Changing Market Conditions

We have been encouraged by recently improved data, but we remain aware that the U.S. economy is still vulnerable to uncertainty regarding future tax and fiscal policies. We expect market volatility to increase at times as lawmakers attempt to address these issues. Nonetheless, the New York economy has continued to gain strength, and we currently expect the state’s credit condition to remain sound. Therefore, we have retained the fund’s emphasis on income-oriented municipal bonds, and we have maintained the fund’s average duration in a range we consider slightly longer than market averages.

December 17, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-NewYork residents. Capital gains, if any, are fully taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged and geographically unrestricted total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect the fees and expenses associated with operating a mutual fund.

The Fund 5

FUND PERFORMANCE

†	Source: Lipper Inc.
††	The total return figures presented for Class I shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 12/15/08 (the inception date for Class I shares).

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C and Class I shares of Dreyfus NewYork AMT-Free Municipal Bond Fund on 11/30/02 to a $10,000 investment made in the Barclays Municipal Bond Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.

The fund invests primarily in NewYork municipal securities and the fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The Index is not limited to investments principally in NewYork municipal obligations and does not take into account charges, fees and other expenses.The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

Average Annual Total Returns as of 11/30/12

	Inception
	Date	1	Year	5 Years	10 Years
Class A shares
with maximum sales charge (4.5%)	12/31/86	5.41%		4.67%	4.20%
without sales charge	12/31/86	10.39%		5.64%	4.68%
Class C shares
with applicable redemption charge †	9/11/95	8.55%		4.85%	3.89%
without redemption	9/11/95	9.55%		4.85%	3.89%
Class I shares	12/15/08	10.65%		5.80%††	4.75%††
Barclays Municipal Bond Index		10.17%		6.23%	5.45%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The total return performance figures presented for Class I shares of the fund reflect the performance of the fund’s
Class A shares for the period prior to 12/15/08 (the inception date for Class I shares).

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus NewYork AMT-Free Municipal Bond Fund from June 1, 2012 to November 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$4.65	$8.56	$3.47
Ending value (after expenses)	$1,042.50	$1,037.80	$1,043.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$4.60	$8.47	$3.44
Ending value (after expenses)	$1,020.45	$1,016.60	$1,021.60

† Expenses are equal to the fund’s annualized expense ratio of .91% for Class A, 1.68% for Class C and .68% for
Class I, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2012

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.9%	Rate (%)	Date	Amount ($)		Value ($)
New York—87.6%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)	5.25	11/15/27	4,500,000		5,097,240
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)	5.25	11/15/32	1,000,000		1,107,060
Hempstead Local Development
Corporation, Revenue (Molloy
College Project)	5.70	7/1/29	4,865,000		5,716,667
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue	5.75	2/15/47	2,500,000		3,041,875
JPMorgan Chase Putters/Drivers
Trust (New York State
Dormitory Authority, Revenue
(The Rockefeller University))	5.00	7/1/18	4,000,000	[a,b]	4,740,160
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	3,000,000		3,782,370
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/19	2,375,000		2,676,079
Metropolitan Transportation
Authority, Dedicated Tax
Fund Revenue	5.00	11/15/23	7,500,000		9,644,325
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/23	4,000,000		5,011,320
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/25	1,000,000		1,163,980
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	1,000,000		1,294,210
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/31	3,000,000		3,385,890

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/32	5,000,000	5,957,300
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/34	3,000,000	3,448,260
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/42	2,000,000	2,339,300
Monroe County Industrial
Development Corporation,
Revenue (University of
Rochester Project)	5.00	7/1/25	2,420,000	2,970,840
Nassau County Local Economic
Assistance Corporation,
Revenue (Winthrop-University
Hospital Association Project)	5.00	7/1/42	1,000,000	1,107,910
New York City,
GO	5.00	4/1/20	5,000,000	6,316,350
New York City,
GO	5.38	12/1/20	5,000	5,021
New York City,
GO	5.00	8/1/21	2,000,000	2,227,360
New York City,
GO	5.00	8/1/22	1,200,000	1,342,188
New York City,
GO	5.50	6/1/23	25,000	25,656
New York City,
GO	5.00	8/1/23	3,000,000	3,786,540
New York City,
GO	5.00	8/1/26	3,565,000	4,319,853
New York City,
GO	5.00	8/1/28	4,000,000	4,980,480
New York City,
GO	5.00	8/1/29	5,000,000	6,140,350
New York City,
GO	5.00	10/1/32	730,000	887,096
New York City,
GO	5.00	10/1/36	2,000,000	2,382,780

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City,
GO (Prerefunded)	5.50	6/1/13	125,000	[c]	128,329
New York City Educational
Construction Fund, Revenue	6.50	4/1/25	3,960,000		5,254,920
New York City Housing
Development Corporation,
Capital Fund Program Revenue
(New York City Housing
Authority Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/25	3,465,000		3,782,533
New York City Industrial
Development Agency,
PILOT Revenue
(Yankee Stadium Project)
(Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	5,000,000		6,237,900
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.00	6/15/22	410,000		439,705
New York City Municipal Water
Finance Authority,
Water and Sewer System
Revenue (Prerefunded)	5.00	6/15/14	120,000	[c]	128,699
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/31	3,000,000		3,652,650
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.25	6/15/40	2,975,000		3,552,596
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.50	6/15/40	2,500,000		3,086,650
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/45	4,000,000		4,693,360

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.00	11/1/22	4,000,000	4,516,400
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.00	11/1/25	3,565,000	3,999,823
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.00	11/1/28	2,695,000	3,014,735
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/18	5,000,000	6,168,050
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/38	3,000,000	3,586,980
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.00	11/15/44	2,500,000	2,889,125
New York Liberty Development
Corporation, Liberty Revenue
(7 World Trade Center Project)	5.00	9/15/40	2,000,000	2,373,000
New York State Dormitory
Authority, Catholic Health
Services of Long Island
Obligated Group Revenue (Saint
Francis Hospital Project)	5.00	7/1/21	5,000,000	5,187,550
New York State Dormitory
Authority, FHA-Insured
Mortgage Hospital Revenue
(Hospital for Special Surgery)	6.00	8/15/38	3,470,000	4,316,229
New York State Dormitory
Authority, FHA-Insured
Mortgage Hospital Revenue
(The New York and Presbyterian
Hospital) (Insured; Assured
Guaranty Municipal Corp.)	5.25	8/15/27	2,465,000	2,636,835
New York State Dormitory
Authority, Health Center
Revenue (Guaranteed; SONYMA)	5.00	11/15/19	1,000,000	1,003,850

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue
(Consolidated City
University System)	5.63	7/1/16	6,480,000	7,291,750
New York State Dormitory
Authority, Revenue
(Consolidated City
University System)	5.75	7/1/18	2,500,000	2,851,525
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; Assured
Guaranty Municipal Corp.)	5.75	7/1/18	2,290,000	2,611,997
New York State Dormitory
Authority, Revenue
(Cornell University)	5.00	7/1/24	4,500,000	5,152,500
New York State Dormitory
Authority, Revenue
(Cornell University)	5.00	7/1/35	1,500,000	1,704,000
New York State Dormitory
Authority, Revenue
(Cornell University)	5.00	7/1/35	2,000,000	2,419,560
New York State Dormitory
Authority, Revenue (Fordham
University) (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/33	2,000,000	2,299,840
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)	5.00	7/1/23	1,350,000	1,709,302
New York State Dormitory
Authority, Revenue (Mount
Sinai Hospital Obligated Group)	5.00	7/1/26	2,000,000	2,306,180
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)	5.50	7/1/25	2,320,000	2,734,004
New York State Dormitory
Authority, Revenue (New York
State Department of Health)	5.00	7/1/15	3,885,000	4,171,441

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue
(New York University)	5.00	7/1/34	2,000,000		2,394,260
New York State Dormitory
Authority, Revenue
(New York University)
(Insured; AMBAC)	5.00	7/1/32	3,345,000		3,769,280
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.25	7/1/24	2,000,000		2,220,840
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.50	7/1/25	2,500,000		2,965,900
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.00	7/1/26	2,500,000		2,771,700
New York State Dormitory
Authority, Revenue (North
Shore—Long Island Jewish
Obligated Group)	5.00	5/1/25	5,515,000		6,042,841
New York State Dormitory
Authority, Revenue (North
Shore—Long Island Jewish
Obligated Group)	5.50	5/1/37	2,000,000		2,327,340
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	1,500,000		1,697,655
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	1,500,000		1,682,775
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)	5.00	7/1/23	2,000,000		2,545,000
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)
(Prerefunded)	6.00	7/1/18	5,250,000	[c]	6,740,160
New York State Dormitory
Authority, Revenue (State
University Educational Facilities)	5.88	5/15/17	4,060,000		4,723,485

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue
(Teachers College)	5.00	3/1/24	2,500,000		2,920,750
New York State Dormitory
Authority, Revenue
(Teachers College)	5.38	3/1/29	2,000,000		2,327,700
New York State Dormitory
Authority, Revenue (The
Bronx-Lebanon Hospital Center)
(LOC; TD Bank)	6.50	8/15/30	2,000,000		2,459,240
New York State Dormitory
Authority, Revenue
(The New School)	5.25	7/1/30	2,500,000		2,902,050
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	4,000,000		4,641,880
New York State Dormitory
Authority, South Nassau
Communities HR (Winthrop South
Nassau University Health
System Obligated Group)
(Prerefunded)	5.50	7/1/13	3,475,000	[c]	3,579,771
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/19	5,500,000		6,412,835
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.25	2/15/22	2,500,000		3,119,550
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.00	2/15/26	1,730,000		2,101,846
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.00	5/15/30	2,000,000		2,472,940
New York State Energy Research and
Development Authority, Gas
Facilities Revenue (The Brooklyn
Union Gas Company Project)	6.37	4/1/20	5,000,000		5,014,500

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects—
Second Resolution Bonds)	5.00	6/15/21	5,000,000	6,045,550
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects—
Second Resolution Bonds)	5.00	6/15/24	4,000,000	5,136,960
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects—
Second Resolution Bonds)	5.00	6/15/29	2,470,000	3,012,412
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	3/15/34	3,575,000	4,154,937
New York State Mortgage
Agency, Education
Loan Revenue (New York
Higher Education
Loan Program)	5.25	11/1/20	480,000	576,384
New York State Mortgage Agency,
Mortgage Revenue	5.00	4/1/28	1,255,000	1,346,979
New York State Power Authority,
Revenue	5.00	11/15/31	1,000,000	1,220,620
New York State Thruway Authority,
General Revenue	5.00	1/1/42	1,500,000	1,765,065
New York State Thruway Authority,
General Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/27	5,000,000	5,791,350

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/25	5,000,000		5,835,650
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/26	2,500,000		3,011,025
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/26	2,500,000		3,000,450
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/27	3,000,000		3,471,270
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/19	7,500,000		8,482,875
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/22	5,000,000		5,712,300
New York State Thruway Authority,
State Personal Income Tax
Revenue (Transportation)	5.25	3/15/27	3,000,000		3,560,220
New York State Urban Development
Corporation, Correctional
Facilities Revenue	5.50	1/1/14	1,335,000		1,367,360
New York State Urban Development
Corporation, Correctional
Facilities Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.50	1/1/14	1,225,000		1,254,694
New York State Urban Development
Corporation, State Personal Income
Tax Revenue (Economic Development
and Housing) (Insured; AMBAC)	5.00	12/15/23	2,000,000		2,265,940
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (State
Facilities and Equipment)
(Insured; FGIC) (Prerefunded)	5.50	3/15/13	2,450,000	[c]	2,487,950

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
North Country Development
Authority, Solid Waste
Management System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	5/15/15	1,070,000	1,136,383
Orange County Industrial
Development Agency, Life Care
Community Revenue (Glenn
Arden, Inc. Project)	5.63	1/1/18	430,000	236,509
Port Authority of New York and New
Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	1,955,000	2,515,850
Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/23	2,000,000	2,239,060
Port Authority of New York and New
Jersey (Consolidated Bonds,
163rd Series)	5.00	7/15/35	5,000,000	5,879,850
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)	6.00	12/1/36	2,000,000	2,392,620
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/31	2,000,000	2,203,620
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/25	2,260,000	2,552,625
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/26	1,380,000	1,558,061
Suffolk County Economic
Development Corporation,
Revenue (Catholic Health
Services of Long Island
Obligated Group Project)	5.00	7/1/22	1,000,000	1,203,220
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.00	6/1/48	5,000,000	4,147,050

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.50	1/1/22	2,000,000	[c]	2,696,300
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/22	4,260,000		5,552,356
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/27	1,640,000		1,991,534
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	1/1/28	2,000,000		2,463,500
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/31	3,265,000		4,011,314
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/38	1,000,000		1,196,270
Westchester County Health Care
Corporation, Senior Lien Revenue	6.00	11/1/30	1,000,000		1,221,480
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/26	2,000,000		2,003,720
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/45	1,200,000		1,015,404
U.S. Related—10.3%
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	2,000,000		2,267,500
Guam,
Hotel Occupancy Tax Revenue	5.25	11/1/18	1,100,000		1,260,578
Guam,
Hotel Occupancy Tax Revenue	5.50	11/1/19	1,000,000		1,181,020
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000		1,146,310
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.63	7/1/40	1,000,000		1,066,290

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	4,000,000		4,241,600
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/28	2,000,000		2,199,400
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/39	2,500,000		2,624,275
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/40	1,000,000		1,149,150
Puerto Rico Commonwealth,
Public Improvement GO
(Prerefunded)	5.25	7/1/13	1,000,000	[c]	1,029,530
Puerto Rico Commonwealth,
Public Improvement GO
(Prerefunded)	5.25	7/1/16	3,045,000	[c]	3,557,808
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/27	4,000,000		4,277,000
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	3,000,000		3,111,360
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	2,000,000		2,071,360
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/25	1,705,000		1,936,709
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	2,500,000		2,714,725
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	4,000,000		4,613,520
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	3,000,000		3,407,190
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan Note)	5.00	10/1/25	2,500,000		2,808,675
Total Long-Term Municipal Investments
(cost $400,437,438)					443,015,493

Short-Term Municipal	Coupon	Maturity	Principal
Investments—1.6%	Rate (%)	Date	Amount ($)		Value ($)
New York;
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.16	12/3/12	4,100,000	[d]	4,100,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.16	12/3/12	2,200,000	[d]	2,200,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.16	12/3/12	100,000	[d]	100,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.16	12/3/12	700,000	[d]	700,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.17	12/3/12	300,000	[d]	300,000
Total Short-Term Municipal Investments
(cost $7,400,000)					7,400,000

Total Investments (cost $407,837,438)			99.5%		450,415,493
Cash and Receivables (Net)			.5%		2,053,026
Net Assets			100.0%		452,468,519

a Collateral for floating rate borrowings.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At November 30, 2012, this security was valued at $4,740,160 or 1.0% of net assets.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Variable rate demand note—rate shown is the interest rate in effect at November 30, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	14.2
AA		Aa		AA	45.9
A		A		A	26.8
BBB		Baa		BBB	9.3
BB		Ba		BB	1.2
B		B		B	.9
F1		MIG1/P1		SP1/A1	1.6
Not Rated[e]		Not Rated[e]		Not Rated[e]	.1
					100.0

† Based on total investments.
e Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund 23

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2012

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		407,837,438	450,415,493
Cash			915,832
Interest receivable			5,725,511
Receivable for shares of Beneficial Interest subscribed			1,281,735
Prepaid expenses			25,257
			458,363,828
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			336,589
Payable for investment securities purchased			2,519,360
Payable for floating rate notes issued—Note 4			2,000,000
Payable for shares of Beneficial Interest redeemed			918,051
Interest and expense payable related to floating rate notes issued—Note 4			7,116
Accrued expenses			114,193
			5,895,309
Net Assets ($)			452,468,519
Composition of Net Assets ($):
Paid-in capital			414,080,784
Accumulated net realized gain (loss) on investments			(4,190,320)
Accumulated net unrealized appreciation
(depreciation) on investments			42,578,055
Net Assets ($)			452,468,519

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	405,160,607	21,214,269	26,093,643
Shares Outstanding	25,969,959	1,359,596	1,672,733
Net Asset Value Per Share ($)	15.60	15.60	15.60

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended November 30, 2012

Investment Income ($):
Interest Income	17,586,339
Expenses:
Management fee—Note 3(a)	2,242,562
Shareholder servicing costs—Note 3(c)	1,160,098
Distribution fees—Note 3(b)	124,191
Professional fees	86,323
Registration fees	49,806
Custodian fees—Note 3(c)	37,404
Trustees’ fees and expenses—Note 3(d)	25,184
Prospectus and shareholders’ reports	23,134
Interest and expense related to floating rate notes issued—Note 4	14,918
Loan commitment fees—Note 2	4,113
Interest expense—Note 2	162
Miscellaneous	47,120
Total Expenses	3,815,015
Less—reduction in expenses due to undertaking—Note 3(a)	(334)
Less—reduction in fees due to earnings credits—Note 3(c)	(449)
Net Expenses	3,814,232
Investment Income—Net	13,772,107
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	725,812
Net unrealized appreciation (depreciation) on investments	25,425,632
Net Realized and Unrealized Gain (Loss) on Investments	26,151,444
Net Increase in Net Assets Resulting from Operations	39,923,551

See notes to financial statements.

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2012 [a]	2011
Operations ($):
Investment income—net	13,772,107	14,116,873
Net realized gain (loss) on investments	725,812	(481,876)
Net unrealized appreciation
(depreciation) on investments	25,425,632	6,768,964
Net Increase (Decrease) in Net Assets
Resulting from Operations	39,923,551	20,403,961
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(12,924,117)	(13,546,873)
Class B Shares	(2,825)	(17,760)
Class C Shares	(430,356)	(394,271)
Class I Shares	(409,861)	(150,660)
Total Dividends	(13,767,159)	(14,109,564)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	55,160,704	15,498,450
Class B Shares	26	46,508
Class C Shares	10,485,595	2,467,430
Class I Shares	25,250,363	1,421,790
Dividends reinvested:
Class A Shares	10,224,223	10,617,986
Class B Shares	2,021	12,028
Class C Shares	304,674	260,296
Class I Shares	282,266	82,685
Cost of shares redeemed:
Class A Shares	(37,175,247)	(47,275,144)
Class B Shares	(396,933)	(446,401)
Class C Shares	(3,879,224)	(3,772,869)
Class I Shares	(4,268,166)	(3,965,801)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	55,990,302	(25,053,042)
Total Increase (Decrease) in Net Assets	82,146,694	(18,758,645)
Net Assets ($):
Beginning of Period	370,321,825	389,080,470
End of Period	452,468,519	370,321,825

	Year Ended November 30,
	2012 [a]	2011
Capital Share Transactions:
Class Ab
Shares sold	3,629,516	1,089,154
Shares issued for dividends reinvested	671,533	744,815
Shares redeemed	(2,444,453)	(3,339,018)
Net Increase (Decrease) in Shares Outstanding	1,856,596	(1,505,049)
Class Bb
Shares sold	—	3,278
Shares issued for dividends reinvested	134	845
Shares redeemed	(26,384)	(31,441)
Net Increase (Decrease) in Shares Outstanding	(26,250)	(27,318)
Class C
Shares sold	687,188	172,750
Shares issued for dividends reinvested	19,979	18,286
Shares redeemed	(254,262)	(267,419)
Net Increase (Decrease) in Shares Outstanding	452,905	(76,383)
Class I
Shares sold	1,656,140	99,140
Shares issued for dividends reinvested	18,443	5,809
Shares redeemed	(280,098)	(283,332)
Net Increase (Decrease) in Shares Outstanding	1,394,485	(178,383)

a Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b During the period ended November 30, 2012, 8,471 Class B shares representing $127,549, were automatically converted to 8,471 Class A shares and during the period ended November 30, 2011, 8,505 Class B shares representing $120,135 were automatically converted to 8,505 Class A shares.

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended November 30,
Class A Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	14.62	14.35	14.28	12.93	14.43
Investment Operations:
Investment income—net[a]	.52	.55	.56	.58	.56
Net realized and unrealized
gain (loss) on investments	.98	.27	.07	1.35	(1.44)
Total from Investment Operations	1.50	.82	.63	1.93	(.88)
Distributions:
Dividends from investment income—net	(.52)	(.55)	(.56)	(.58)	(.56)
Dividends from net realized
gain on investments	—	—	—	—	(.06)
Total Distributions	(.52)	(.55)	(.56)	(.58)	(.62)
Net asset value, end of period	15.60	14.62	14.35	14.28	12.93
Total Return (%)[b]	10.39	5.89	4.40	15.15	(6.36)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.91	.92	.92	1.02	.98
Ratio of net expenses
to average net assets	.91	.91	.85	.85	.86
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.00 [c]	.00 [c]	.00 [c]	—	.01
Ratio of net investment income
to average net assets	3.41	3.87	3.81	4.20	3.97
Portfolio Turnover Rate	9.96	10.20	10.32	13.34	32.04
Net Assets, end of period ($ x 1,000)	405,161	352,610	367,649	135,626	128,135

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Amount represents less than .01%.

See notes to financial statements.

		Year Ended November 30,
Class C Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	14.62	14.35	14.28	12.93	14.43
Investment Operations:
Investment income—net[a]	.40	.44	.45	.47	.45
Net realized and unrealized
gain (loss) on investments	.98	.27	.07	1.35	(1.44)
Total from Investment Operations	1.38	.71	.52	1.82	(.99)
Distributions:
Dividends from investment income—net	(.40)	(.44)	(.45)	(.47)	(.45)
Dividends from net realized
gain on investments	—	—	—	—	(.06)
Total Distributions	(.40)	(.44)	(.45)	(.47)	(.51)
Net asset value, end of period	15.60	14.62	14.35	14.28	12.93
Total Return (%)[b]	9.55	5.09	3.62	14.29	(7.07)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.68	1.68	1.68	1.77	1.73
Ratio of net expenses
to average net assets	1.68	1.66	1.60	1.60	1.61
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.00 [c]	.00 [c]	.00 [c]	—	.01
Ratio of net investment income
to average net assets	2.61	3.11	3.07	3.43	3.22
Portfolio Turnover Rate	9.96	10.20	10.32	13.34	32.04
Net Assets, end of period ($ x 1,000)	21,214	13,260	14,110	13,031	9,885

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Amount represents less than .01%.

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

			Year Ended November 30,
Class I Shares	2012		2011		2010		2009	[a]
Per Share Data ($):
Net asset value, beginning of period	14.62		14.35		14.28		12.29
Investment Operations:
Investment income—net[b]	.53		.57		.58		.47
Net realized and unrealized
gain (loss) on investments	1.00		.28		.07		2.09
Total from Investment Operations	1.53		.85		.65		2.56
Distributions:
Dividends from investment income—net	(.55)		(.58)		(.58)		(.57)
Net asset value, end of period	15.60		14.62		14.35		14.28
Total Return (%)	10.65		6.13		4.58		21.06	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.68		.68		.67		.86	[d]
Ratio of net expenses
to average net assets	.68		.68		.67		.75	[d]
Ratio of interest and expense related
to floating rate notes issued
to average net assets	.00	[e]	.00	[e]	.00	[e]	—
Ratio of net investment income
to average net assets	3.55		4.08		3.97		4.11	[d]
Portfolio Turnover Rate	9.96		10.20		10.32		13.34
Net Assets, end of period ($ x 1,000)	26,094		4,068		6,553		1,297

a	From December 15, 2008 (commencement of initial offering) to November 30, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus New York AMT-Free Municipal Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class C and Class I. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Class B shares were subject to a CDSC imposed on Class B share redemptions made within six years of purchase and automatically converted to Class A shares after six years.The fund no longer offers Class B shares. Effective March 13, 2012, all outstanding Class B shares were automatically converted to Class A shares. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securi-

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

ties of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	450,415,493	—	450,415,493
Liabilities ($)
Floating Rate Notes†	—	(2,000,000)	—	(2,000,000)

†	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At November 30, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended November 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At November 30, 2012, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $51,023, accumulated capital losses $3,789,281 and unrealized appreciation $42,593,283. In addition, the fund had $416,267 of capital losses realized after October 31, 2012, which were deferred for tax purposes to the first day of the following year.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2012. If not applied, $1,821,970 of the carryover expires in fiscal year 2016, $1,480,006 expires in fiscal year 2017 and $487,305 expires in fiscal year 2019.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2012 and November 30, 2011 were as follows: tax-exempt income $13,757,537 and $14,109,564 and ordinary income $9,622 and $0, respectively.

During the period ended November 30, 2012, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $4,948, decreased accumulated net realized gain (loss) on investments by $7,065 and increased paid-in capital by $12,013. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A., was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended November 30, 2012, was approximately $13,700 with a related weighted average annualized interest rate of 1.18%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.The Manager had agreed, until March 13, 2012 to waive receipt of its fees and/or assume the expenses so that the expenses (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, brokerage fees, interest expense, commitment fees on borrowings and extraordinary expenses) did not exceed .70% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertakings amounted to $334 for Class B shares during the period ended November 30, 2012.

During the period ended November 30, 2012, the Distributor retained $18,503 from commissions earned on sales of the fund’s Class A shares and $466 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay and Class B shares paid the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended November 30, 2012, Class B and Class C shares were charged $472 and $123,719, respectively, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay and Class B shares paid the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2012, Class A, Class B and Class C shares were charged $949,021, $236 and $41,240, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and, since May 29, 2012, cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2012, the fund was charged $85,179 for transfer agency services and $2,259 for cash management services. Cash management fees were partially offset by earnings credits of $281.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2012, the fund was charged $37,404 pursuant to the custody agreement.

Prior to May 29, 2012, the fund compensated The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. Subsequent to May 29, 2012,The Bank of NewYork Mellon has continued to provide shareholder redemption draft processing services.

During the period ended November 30, 2012, the fund was charged $4,549 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $168.

During the period ended November 30, 2012, the fund was charged $8,650 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $201,391, Distribution Plan fees $12,405, Shareholder Services Plan fees $86,637, custodian fees $12,994, Chief Compliance Officer fees $3,318 and transfer agency fees $19,844.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2012, amounted to $92,771,147 and $39,667,265, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals.A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The average amount of borrowings outstanding under the inverse floater structure during the period ended November 30, 2012, was approximately $2,000,000, with a related weighted average annualized interest rate of .75%.

At November 30, 2012, the cost of investments for federal income tax purposes was $405,822,210; accordingly, accumulated net unrealized appreciation on investments was $42,593,283, consisting of $43,612,398 gross unrealized appreciation and $1,019,115 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus New York AMT-Free Municipal Bond Fund

We have audited the accompanying statement of assets and liabilities of Dreyfus New York AMT-Free Municipal Bond Fund, including the statement of investments, as of November 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2012 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus New York AMT-Free Municipal Bond Fund at November 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
January 28, 2013

The Fund 41

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during the fiscal year ended November 30, 2012 as “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are NewYork residents, New York state and New York city personal income taxes), except $9,622 that is being reported as an ordinary income distribution for reporting purposes.Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2012 calendar year on Form 1099-DIV, which will be mailed in early 2013.

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 24, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund 43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended June 30, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group median for all periods, including several periods in the fourth quartile, and at or above the Performance Universe median for four of the six periods.The Board also noted that the fund’s yield performance was below the Performance Group median for all ten of the one-year periods ended June 30th, and at or above the Performance Universe median for five of the ten one-year periods ended June 30th. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average, noting that the fund outperformed its Lipper category average in six of the ten calendar years, including 2011. Dreyfus representatives discussed with the Board the reasons for the relative underperfor-mance of the fund’s total return compared to the Performance Group and Performance Universe medians for the various periods and Dreyfus’ efforts to improve performance. The Board members also received a presentation from the fund’s portfolio managers during which they discussed the fund’s investment strategy, including the emphasis on quality given the current market environment, and the factors that affected the fund’s performance.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median, and the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the

The Fund 45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with fund management’s efforts to improve performance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund 47

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (69)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 157
———————
Clifford L. Alexander, Jr. (79)
Board Member (1986)
Principal Occupation During Past 5Years:
• President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)
No. of Portfolios for which Board Member Serves: 42
———————
Francine J. Bovich (61)
Board Member (2012)†
Principal Occupation During Past 5Years:
• Trustee,The Bradley Trusts, private trust funds (2011-present)
• Managing Director, Morgan Stanley Investment Management (1993-2010)
No. of Portfolios for which Board Member Serves: 48
———————
Peggy C. Davis (69)
Board Member (1990)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 63
———————
Diane Dunst (73)
Board Member (2007)
Principal Occupation During Past 5Years:
• President of Huntting House Antiques
No. of Portfolios for which Board Member Serves: 17

Ernest Kafka (79)
Board Member (1986)
Principal Occupation During Past 5Years:
• Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents
(1962-present)
• Instructor,The New York Psychoanalytic Institute (1981-present)
No. of Portfolios for which Board Member Serves: 17
———————
Nathan Leventhal (69)
Board Member (1989)
Principal Occupation During Past 5Years:
• Chairman of the Avery-Fisher Artist Program (November 1997-present)
• Commissioner, NYC Planning Commission (March 2007-November 2011)
Other Public Company Board Memberships During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 40
———————
Robin A. Melvin (49)
Board Member (2012)†
Principal Occupation During Past 5Years:
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 100
———————
† Board Member of the fund as of November 7, 2012.
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
David W. Burke, Emeritus Board Member
Jay I. Meltzer, Emeritus Board Member
Daniel Rose, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

The Fund 49

OFFICERS OF THE FUND (Unaudited)

The Fund 51

NOTES

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $30,312 in 2011 and $31,401 in 2012.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,000 in 2011 and $12,000 in 2012. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2011 and $0 in 2012.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $2,460 in 2011 and $4,382 in 2012. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2011 and $0 in 2012.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $113 in 2011 and $368 in 2012. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2011 and $200,000 in 2012.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $19,415,177 in 2011 and $50,505,978 in 2012.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York AMT-Free Municipal Bond Fund

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	January 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	January 24, 2013

By:	/s/ James Windels
James Windels,
Treasurer

Date:	January 24, 2013

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)